DISTRIBUTIONS PAYABLE (Details) - EUR (€)	Jun. 30, 2026	Jun. 30, 2025
EBP 1998
EBP, Nonparticipant-Directed Investment [Line Items]
Distributions payable	€ (4,446)	€ (6,081)